GENERAL (schedule of assets and liabilities classified as discontinued operations) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016
Cash and cash equivalents	$ 445	$ 1,570	$ 234
Short-term bank deposits	0	78
Trade receivables	2,018	2,520
Other accounts receivable and prepaid expenses	68	78
Property and equipment, net	779	1,817
Total assets of discontinued operations	3,310	6,063
Trade payables	515	702
Accrued expenses and other liabilities	143	172
Total liabilities of discontinued operations	$ 658	$ 874